Reclassification of financial assets (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Apr. 01, 2022
Disclosure Of Reclassification Of Financial Assets [Line Items]
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	$ 6,900
Reclassification of financial assets to Other financial assets measured at amortized cost, before tax	(449)
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	$ (333)
Carrying amount of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category		$ 7,400